COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
Schedule of Minimum Payments Under Company's Existing Rental Agreements
The minimum payments under the Company’s existing rental agreements are as follows:

$
Less than one year	246,051
Two to five years	983,062
Beyond five years	1,205,287
Total	2,434,400